ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net, consists of the following:

	As of March 31,
	2024	2025
	USD	USD

Accounts receivable	5,079,381	7,666,472
Less: allowance for expected credit loss	(168,179)	(873,327)
Accounts receivable, net	4,911,202	6,793,145

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2024 and 2025 were as follows:

	As of March 31,
	2024	2025
	USD	USD

Balance at beginning of the year	286,152	168,179
Additions/ (reversal)	(11,563)	705,148
Less: write-off	(106,410)	-
Balance at end of the year	168,179	873,327

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net – related parties, consists of the following:

	As of March 31,
	2024	2025
	USD	USD

Accounts receivable – related parties	416,249	445,573
Less: allowance for expected credit loss	(23,563)	-
Accounts receivable, net – related parties	392,686	445,573

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2024 and 2025 were as follows:

	As of March 31,
	2024	2025
	USD	USD

Balance at beginning of the year	46,167	23,563
Reversal	(22,604)	(23,563)
Balance at end of the year	23,563	-